Note 7 - Accrued Expenses 1 (Tables) - Pieris Pharmaceuticals, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30,	December 31,
	2024	2023
Compensation expense	$2,306	$6,448
Research and development fees	—	968
Accrued accounts payable	60	558
Other current liabilities	1,031	363
Accrued license obligations	56	213
Total	$3,453	$8,550

	Years Ended December 31,
	2023	2022
Compensation expense	$6,448	$3,015
Research and development fees	968	5,758
Accrued accounts payable	558	1,245
Other current liabilities	363	483
Accrued license obligations	213	245
Total	$8,550	$10,746

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
Severance and Benefits Costs
Balance at June 30, 2024	$2,850
Adjustments to restructuring charges	$183
Cash payments	(805)
Balance at September 30, 2024	$2,228
Severance and Benefits Costs
Balance at December 31, 2023	$5,105
Adjustments to restructuring charges	$(86)
Cash payments	(2,791)
Balance at September 30, 2024	$2,228

Severance and Benefits Costs
Restructuring expenses	$7,523
Cash payments	$(2,418)
Balance at December 31, 2023	$5,105